Taxes (Reconciliation of Tax Rates Narratives) (Details 6)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Effective income tax rate reconciliation, additional disclosures
Increase (decrease) in effective income tax rate	(5.00%)
Completion of the 2011-2012 domestic tax audit, including reserve redeterminations	(3.90%)
Favorable geographic mix of pre-tax income	(3.50%)
Tax charge related to the divestiture of the System x business	0.00%	0.90%
Year to year reduction in utilization of foreign tax credits	2.50%
Year-to-year increase in tax charges related to intercompany payments made by foreign subsidiaries and the intercompany licensing of certain IP	0.80%